GOODWILL - Cash Generating Units with Allocated Goodwill (Details) - Banco de Bogota S.A. over Megabanco	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	6.40%	3.60%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	12.30%	7.80%
Borrowing rate	6.90%	2.40%
Growth in income from commissions	15.40%	10.20%
Growth in expenses	14.60%	5.20%
Inflation	7.40%	3.50%
Discount rate after taxes	17.60%	12.50%
Growth rate used to extrapolate cash flow projections	6.40%	3.60%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.20%	8.40%
Borrowing rate	5.40%	3.10%
Growth in income from commissions	10.80%	7.50%
Growth in expenses	8.20%	9.00%
Inflation	2.70%	3.80%
Discount rate after taxes	12.60%	13.20%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.50%	8.60%
Borrowing rate	4.60%	3.50%
Growth in income from commissions	14.90%	9.10%
Growth in expenses	8.20%	7.10%
Inflation	2.90%	3.40%
Discount rate after taxes	11.80%	13.20%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.40%	8.70%
Borrowing rate	4.50%	3.50%
Growth in income from commissions	15.30%	9.60%
Growth in expenses	8.20%	7.10%
Inflation	2.90%	3.60%
Discount rate after taxes	10.90%	13.20%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.20%	8.70%
Borrowing rate	4.50%	3.50%
Growth in income from commissions	15.30%	10.70%
Growth in expenses	8.20%	6.60%
Inflation	2.90%	3.60%
Discount rate after taxes	10.70%	13.20%